Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2021
Post-retirement benefit obligations
Schedule of post-retirement benefit obligations

		Non-current		Current		Total
		2021	2020	2021	2020	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	35.1
South Africa		3 238	2 778	218	214	3 456	2 992
United States of America		236	359	21	26	257	385
		3 474	3 137	239	240	3 713	3 377
Pension obligations	35.2
Foreign — post-retirement benefit obligation		9 823	11 554	258	265	10 081	11 819
Total post-retirement benefit obligations		13 297	14 691	497	505	13 794	15 196

Pension assets	35.2
South Africa — post-retirement benefit asset		(46)	(467)	—	—	(46)	(467)
Foreign — post-retirement benefit asset		(545)	—	—	—	(545)	—
Total post-retirement benefit assets		(591)	(467)	—	—	(591)	(467)
Net pension obligations		9 232	11 087	258	265	9 490	11 352

Schedule of loss/(gain) on post-retirement benefit obligations

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2021	2020	2019	2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	35,1	407	467	485	201	(1 040)	(460)
Pension benefits - projected benefit obligation	35,2	7 248	7 073	6 371	5 715	(6 921)	1 360
Pension benefits - plan asset of funded obligation	35,2	(5 758)	(5 238)	(4 815)	(7 419)	7 507	(514)
Net movement on asset limitation and reimbursive right		—	—	—	669	601	145
		1 897	2 302	2 041	(834)	147	531

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2021	31 March 2021
Last actuarial valuation — United States of America	30 June 2021	30 June 2021
Last actuarial valuation — Europe	n/a	1 April 2021
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

			United States of
	South Africa		America				Europe
	2021	2020	2021		2020		2021	2020
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate — post- retirement medical benefits	11,6	13,3	2,7		2,3		n/a	n/a
Discount rate — pension benefits	11,1	12,2	2,0		2,2		1,2	1,4
Pension increase assumption	5,2	6,1	n/a	**	n/a	**	1,8	1,8
Average salary increases	5,5	5,5	4,2		4,2		2,8	2,8
Weighted average duration of the obligation — post- retirement medical obligation	13 years	14 years	12 years		11 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	12 years	12 years	7 years	***	14 years		18 years	18 years

Assumptions regarding future mortality are based on published statistics and mortality tables.

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.
***	The decrease in 2021 is as a result of the large number of employees transferring to the Louisiana Integrated Polyethylene Joint Venture. Refer to note 23.

Healthcare
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa		United States of America		Total
	2021	2020	2021	2020	2021	2020
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	2 992	3 825	385	268	3 377	4 093
Movements recognised in the income statement:	413	440	(6)	27	407	467
current service cost	26	45	18	18	44	63
interest cost	387	395	7	9	394	404
curtailments and settlements	—	—	(31)	—	(31)	—
Actuarial (gains)/losses recognised in other comprehensive income:	237	(1 085)	(36)	45	201	(1 040)
arising from changes in financial assumptions	539	(1 026)	(12)	44	527	(982)
arising from changes in demographic assumptions	—	—	—	(3)	—	(3)
arising from changes in actuarial experience	(302)	(59)	(24)	4	(326)	(55)
Benefits paid	(186)	(180)	(23)	(22)	(209)	(202)
Transfer to disposal groups held for sale	—	(8)	—	—	—	(8)
Translation of foreign operations	—	—	(63)	67	(63)	67
Total post-retirement healthcare obligation at end of year	3 456	2 992	257	385	3 713	3 377

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2021	2020	2021		2020
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	411	325	—	*	—	*
Decrease in the healthcare cost inflation	(344)	(280)	—	*	—	*
Increase in the discount rate	(329)	(264)	(25)		(38)
Decrease in the discount rate	399	310	34		47
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States pension plan.

Pension
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa		Foreign		Total
	2021	2020	2021	2020	2021	2020
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	47 228	51 241	16 321	12 565	63 549	63 806
Movements recognised in income statement:	6 571	6 218	677	855	7 248	7 073
current service cost	923	1 150	579	572	1 502	1 722
past service cost	—	—	—	39	—	39
curtailments and settlements	—	—	(129)	—	(129)	—
interest cost	5 648	5 068	227	244	5 875	5 312
Actuarial (gains)/losses recognised in other comprehensive income:	6 093	(7 938)	(378)	1 017	5 715	(6 921)
arising from changes in demographic assumptions	—	—	(1)	16	(1)	16
arising from changes in financial assumptions	303	(1 105)	(452)	742	(149)	(363)
arising from change in actuarial experience	5 790	(6 833)	75	259	5 865	(6 574)
Member contributions	503	504	—	—	503	504
Benefits paid	(3 341)	(2 797)	(1 070)	(988)	(4 411)	(3 785)
Transferred to held for sale assets	—	—	—	—	—	—
Translation of foreign operations	—	—	(2 282)	2 872	(2 282)	2 872
Projected benefit obligation at end of year	57 054	47 228	13 268	16 321	70 322	63 549
unfunded obligation*	—	—	10 028	11 564	10 028	11 564
funded obligation	57 054	47 228	3 240	4 757	60 294	51 985
*

Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R218 million (2020 – R270 million). A decrease of R22 million (2020 – increase of R2 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2021	2020	2021		2020
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	9	9	470		676
Decrease in average salaries increase assumption	(8)	(9)	(446)		(479)
Increase in the discount rate	(1 474)	(1 425)	(1 833)		(2 269)
Decrease in the discount rate	1 748	3 237	2 360		3 133
Increase in the pension increase assumption	1 821	3 309	1 353	*	1 446	*
Decrease in the pension increase assumption	(1 566)	(1 491)	(1 102)	*	(1 179)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

Schedule of allocation of plan assets

	South Africa		United States of America
	2021	2020	2021	2020
at 30 June	%	%	%	%
Equities	54	47	30	35
resources	7	5	4	5
industrials	2	2	3	4
consumer discretionary	11	9	4	4
consumer staples	9	9	2	2
healthcare	5	5	4	5
information technologies	6	6	6	7
telecommunications	4	3	2	3
financials (ex real estate)	10	8	5	5
Fixed interest	16	17	50	49
Direct property	11	15	6	6
Listed property	2	2	—	—
Cash and cash equivalents	4	7	—	—
Third party managed assets	12	12	—	—
Other	1	—	14	10
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	30	45	—	100
foreign	15	30	—	100
Fixed interest	5	25	—	100
Property	10	25	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The total assets of the fund under these investment portfolios are R272 million, R58 010 million, R1 027 million and R2 040 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2021	2020	2021	2020	2021	2020
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	57 054	47 228	3 240	4 757	60 294	51 985
defined benefit portion	25 119	20 860	3 240	4 757	28 359	25 617
defined benefit option for defined contribution members	31 935	26 368	—	—	31 935	26 368
Plan assets	(60 671)	(50 618)	(3 732)	(4 502)	(64 403)	(55 120)
defined benefit portion	(28 736)	(23 020)	(3 732)	(4 502)	(32 468)	(27 522)
defined benefit option for defined contribution members	(31 935)	(27 598)	—	—	(31 935)	(27 598)
Projected benefit obligation (unfunded)	—	—	10 028	11 564	10 028	11 564
Asset not recognised due to asset limitation	3 571	2 923	—	—	3 571	2 923
Net liability/(asset) recognised	(46)	(467)	9 536	11 819	9 490	11 352

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2021	2020	2021	2020	2021	2020
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	50 618	54 115	4 502	4 270	55 120	58 385
Movements recognised in income statement:	5 678	5 120	80	118	5 758	5 238
interest income	6 035	5 352	80	118	6 115	5 470
interest on asset limitation	(357)	(232)	—	—	(357)	(232)
Actuarial gains/(losses) recognised in other comprehensive income:	6 660	(7 481)	759	(26)	7 419	(7 507)
arising from return on plan assets	6 660	(7 481)	759	(26)	7 419	(7 507)
(excluding interest income)
Plan participant contributions*	503	504	—	—	503	504
Employer contributions*	553	1 157	53	20	606	1 177
Benefit payments	(3 341)	(2 797)	(869)	(795)	(4 210)	(3 592)
Translation of foreign operations	—	—	(793)	915	(793)	915
Fair value of plan assets at end of year	60 671	50 618	3 732	4 502	64 403	55 120
Actual return on plan assets	12 338	(2 361)	839	93	13 177	(2 268)

35Post-retirement benefit obligations continued

35.2Pension benefits Continued

*	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans

	South Africa	Foreign
	Rm	Rm
Pension contributions	527	247